Stock-based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Awards
Awards paid out (shares)	(1,041,450)
Outstanding, end of year (shares)	2,345,174
PSUs
Number of Awards
Outstanding, beginning of year (shares)	694,386	481,700
Granted (shares)	351,737	276,381
Granted - notional dividends reinvested (shares)	34,439	25,687
Awards paid out (shares)	(148,168)	(83,637)
Cancelled/forfeited (shares)	(443)	(5,745)
Outstanding, end of year (shares)	931,951	694,386
PSUs | Senior management
Number of Awards
Awards paid out (shares)	(2,432)
RSUs
Number of Awards
Outstanding, beginning of year (shares)	58,740	0
Granted (shares)	70,393	59,462
Granted - notional dividends reinvested (shares)	4,709	2,150
Awards paid out (shares)	(10,201)	0
Cancelled/forfeited (shares)	(29)	(2,872)
Outstanding, end of year (shares)	123,612	58,740